Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Company's Right-of-use Asset
For the years ended as of December 31, 2020 and 2019, the change in the Company’s right-of-use assets, is as follows:

	2020	2019
Balance at beginning of the period	Ps. 1,382	Ps. 1,797
Additions	599	215
Disposals	(112)	(36)
Depreciation	(596)	(555)
Hyperinflationary economies effect	14	20
Indexation effect	145	15
Effects of changes in foreign exchange rates	(154)	(74)
Balance at end of the period	Ps. 1,278	Ps. 1,382

Schedule of Company's Lease Liabilities
As of December 31, 2020 and 2019, scheduled maturities of the Company’s lease liabilities, are as follows:

	2020	2019
Maturity analysis
Less than one year	Ps. 560	Ps. 483
One to three years	306	238
More than three years	440	662
Balance at end of the period	Ps. 1,306	Ps. 1,383
Current	Ps. 560	Ps. 483
Non-Current	Ps. 746	Ps. 900